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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. Christopher Flowers
Address: c/o J.C. Flowers & Co. LLC
         717 Fifth Avenue
         26th Floor
         New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Christopher Flowers
Phone: (212) 404-6800

Signature, Place, and Date of Signing:


/s/ J. Christopher Flowers                 New York, NY            May 15, 2009
---------------------------------   -------------------------   ----------------
[Signature]                               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $134,272 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
----   --------------------   ----
NONE

                           FORM 13F INFORMATION TABLE
                             J. CHRISTOPHER FLOWERS
                        FOR QUARTER ENDED MARCH 31, 2009

                                                                                                               Voting authority
          Name of              Title of               Value    Shrs or   SH/  Put/  Investment    Other   -------------------------
          Issuer                 Class     CUSIP    (x$1000)   prn amt   PRN  Call  Discretion  Managers     Sole      Shared  None
-----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------    ------  ----
ENSTAR GROUP LIMITED (1)       SHS       G3075P101  $84,889   1,507,269   SH           SOLE               1,239,305(2)
AFFIRMATIVE INS HLDGS INC (3)  COM       008272106  $23,394   7,310,662   SH           SOLE               7,310,662
ENCORE CAP GROUP INC (4)       COM       292554102  $25,989   5,737,032   SH           SOLE               5,737,032

(1) Mr. Flowers holds 1,221,555 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.

(2) The bye-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,239,305 of the 1,507,269 shares of Enstar over which he had investment discretion as of March 31, 2009. This number is based upon Enstar having 13,319,012 shares outstanding as of March 31, 2009.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.